PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 35,676
Values at end of year	43,879	$ 35,676
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	66,205	49,931
Additions related to business combinations (note 23)	192	259
Additions	17,530	15,914
Transfers	0	0
Disposals	(968)	(53)
Translation	46	154
Values at end of year	83,005	66,205
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(30,529)	(24,211)
Additions	(9,053)	(6,290)
Disposals	500	3
Translation	(44)	(31)
Values at end of year	$ (39,126)	$ (30,529)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 6,878
Values at end of year	8,772	$ 6,878
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	18,097	14,351
Additions related to business combinations (note 23)	116	156
Additions	5,244	3,547
Transfers	98	31
Disposals	(166)	(53)
Translation	(8)	65
Values at end of year	23,381	18,097
Computer equipment and software | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(11,219)	(8,870)
Additions	(3,529)	(2,306)
Disposals	133	3
Translation	6	(46)
Values at end of year	$ (14,609)	$ (11,219)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 1,981
Values at end of year	2,116	$ 1,981
Furniture and office supplies | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	5,117	3,439
Additions related to business combinations (note 23)	55	55
Additions	324	1,083
Transfers	477	557
Disposals	(222)	0
Translation	59	(17)
Values at end of year	5,810	5,117
Furniture and office supplies | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(3,136)	(2,434)
Additions	(717)	(725)
Disposals	218	0
Translation	(59)	23
Values at end of year	$ (3,694)	$ (3,136)
Office fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 13,802
Values at end of year	12,854	$ 13,802
Office fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	29,723	19,793
Additions related to business combinations (note 23)	3	48
Additions	2,275	1,353
Transfers	1,431	8,423
Disposals	(152)	0
Translation	(5)	106
Values at end of year	33,275	29,723
Office fixtures | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(15,921)	(12,751)
Additions	(4,658)	(3,162)
Disposals	149	0
Translation	9	(8)
Values at end of year	$ (20,421)	$ (15,921)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 30
Values at end of year	24	$ 30
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	34	0
Additions related to business combinations (note 23)	3	0
Additions	0	34
Transfers	0	0
Disposals	0	0
Translation	0	0
Values at end of year	37	34
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(4)	0
Additions	(9)	(4)
Disposals	0	0
Translation	0	0
Values at end of year	$ (13)	$ (4)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 6,732
Values at end of year	6,592	$ 6,732
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	6,981	4,204
Additions related to business combinations (note 23)	0	0
Additions	0	2,777
Transfers	0	0
Disposals	0	0
Translation	0	0
Values at end of year	6,981	6,981
Buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(249)	(156)
Additions	(140)	(93)
Disposals	0	0
Translation	0	0
Values at end of year	(389)	(249)
Lands
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 23)	0	0
Additions	0	0
Transfers	0	0
Disposals	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	3,899
Values at end of year	11,167	3,899
Properties under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	3,899	5,790
Additions related to business combinations (note 23)	15	0
Additions	9,687	7,120
Transfers	(2,006)	(9,011)
Disposals	(428)	0
Translation	0	0
Values at end of year	11,167	3,899
Properties under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	$ 0	$ 0